OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	2021	2020
Current
Work in progress (1)	$427	$481
Prepayments and other assets	274	232
Assets held for sale	1	10
Total current	$702	$723
Non-current
Prepayments and other assets	218	154
Total non-current	$218	$154
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(1)See Note 15 for additional information.